RESTRICTED CASH	12 Months Ended
Nov. 30, 2020
Restricted Cash And Cash Equivalent Abstract
RESTRICTED CASH

4. RESTRICTED CASH

As at November 30, 2020, the Company had a $Nil (November 30, 2019 - $672,663 (US$506,179)) deposit certificate which earned interest at 0.35% per annum and matured and renewed monthly.  The deposit certificate was assigned as security to City National Bank for a revolving bank loan (Note 16).